Convertible notes payable (Details Narrative) - USD ($)			1 Months Ended
	Jul. 10, 2020	Nov. 01, 2018	Jun. 22, 2020	Sep. 30, 2022	Feb. 28, 2022	Sep. 20, 2021	May 04, 2021	Mar. 29, 2021	Mar. 10, 2020
Investor warrants exercise price					$ 0.20	$ 0.22	$ 0.30	$ 1.15
Shares converted			8,585,702
Amount converted			$ 6,100,000
Fair value of notes				$ 462,592
Intrinsic value of the BCF		$ 670,618
Total debt discount		3,206,932
Representing information pertaining to investor warrants.
Fair value of investor warrants		$ 1,496,153
Represents the information pertaining to senior convertible notes due 2020.
Repayments of Debt			$ 2,600,000
One institutional investor | Private placement | Information about placement agent warrants.
Investor warrants exercise price		$ 7.183
Term of placement agent warrants		4 years
One institutional investor | Private placement | Information about securities purchase agreement.
Investor warrants exercise price		$ 6.53
Amount of aggregate principal securities sold under private placement		$ 7,500,000
Number of aggregate principal securities sold under private placement		800,000
Ordinary shares, par value		$ 0.001
Interest rate		10.00%
Percentage of warrants issued to purchase note		10.00%
One institutional investor | Private placement | Information about securities purchase agreement. | Information about placement agent warrants.
Investor warrants exercise price		$ 7.183							$ 2
Percentage of warrants issued to purchase note	10.00%
Number of investor warrant issued to purchase		119,808
One institutional investor | Private placement | Information about securities purchase agreement. | Minimum | Information about placement agent warrants.
Number of investor warrant issued to purchase	119,808
One institutional investor | Private placement | Information about securities purchase agreement. | Maximum | Information about placement agent warrants.
Number of investor warrant issued to purchase	812,694
One institutional investor | Private placement | Information about securities purchase agreement. | Represents the information pertaining to senior convertible notes due 2020.
Amount of aggregate principal securities sold under private placement		$ 7,500,000
Number of aggregate principal securities sold under private placement		119,808
Sale of stock, price per share		$ 6.26